Borrowings (Details) - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended		12 Months Ended
		Jul. 06, 2029	Dec. 06, 2027	Nov. 30, 2024	Aug. 31, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 23, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Borrowings [line items]
Interest expense on borrowings	[1]								$ 28,740	$ 1,242
Interest rate									12.00%
Equity component of convertible notes, converted									$ 112,951
Repayment of principal borrowings									33,783
Aggregate principal amount											$ 8,000
Issuance of shares during the period (in Shares)											1,086,070
Cash consideration
Loss on extinguishment of convertible senior notes					16,200
Class A Ordinary Shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)							$ 7.366
Equity component of convertible notes, converted									1
Aggregate principal amount					$ 14,400
Issuance of shares during the period (in Shares)					1,968,760
Short-term borrowings [member]
Borrowings [line items]
Interest expense on borrowings									$ 31,200	$ 1,200
Promissory Note [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes								$ 30,000
Interest rate									8.00%
Maturity date						July 21, 2025			July 23, 2023
Debt conversion price (in Dollars per share)									$ 0.0632
Equity component of convertible notes, converted									$ 683,000
Repayment of principal borrowings						$ 7,000
Gain recognized from modification of convertible debt							$ 481,000
Unamortized discount									10,000		$ 93,000
Promissory Note [Member] | Class A Ordinary Shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)							$ 0.0632
August 2024 Convertible Senior Notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes					$ 172,500
Interest rate					8.50%
Maturity date					August 15, 2029
Debt conversion price (in Dollars per share)					$ 117.0207
Aggregate principal amount					$ 1,000
Cash consideration					36,100
Unamortized debt discount									4,900		65,200
August 2024 Convertible Senior Notes [Member] | Class A Ordinary Shares [Member]
Borrowings [line items]
Aggregate principal amount					$ 75,700
Issuance of shares during the period (in Shares)					8,093,427
November 2024 Convertible Senior Notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes				$ 400,000
Interest rate				5.25%
Maturity date				December 1, 2029
Aggregate principal amount				$ 1,000
Unamortized discount									227,000		$ 239,300
November 2024 Convertible Senior Notes [Member] | Class A Ordinary Shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)				$ 62.7126
June 2025 Convertible Senior Notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes									$ 375,000
Interest rate									4.875%
Debt conversion price (in Dollars per share)									$ 62.9921
Aggregate principal amount									$ 1,000
Unamortized discount									$ 223,000
Forecast [Member] | November 2024 Convertible Senior Notes [Member]
Borrowings [line items]
Aggregate principal amount			$ 1,000
Repurchased price percentage			100.00%
Forecast [Member] | June 2025 Convertible Senior Notes [Member]
Borrowings [line items]
Aggregate principal amount		$ 1,000
Repurchased price percentage		100.00%

[1]	Included the amount of interest expense on borrowings from a related party. See Note 26.